Expense Example	Dec. 29, 2025 USD ($)
Archer Balanced Fund | Archer Balanced Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 123
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	691
Expense Example, with Redemption, 10 Years	1,529
Archer Income Fund | Archer Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	758
Expense Example, with Redemption, 10 Years	1,717
Archer Stock Fund | Archer Stock Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,649
Archer Dividend Growth Fund | Archer Dividend Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	722
Expense Example, with Redemption, 10 Years	1,634
Archer Focus Fund | Archer Focus Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	812
Expense Example, with Redemption, 10 Years	1,848
Archer Multi Cap Fund | Archer Multi Cap Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	457
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	$ 1,917